Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Common Stocks – 96.4%
Aerospace & Defense – 3.0%
HEICO Corp	950,685	$77,233,649
L3Harris Technologies Inc	1,572,814	266,859,351
Teledyne Technologies Inc*	831,952	258,695,474
		602,788,474
Airlines – 0.7%
Ryanair Holdings PLC (ADR)*	2,030,937	134,732,361
Auto Components – 0.4%
Visteon Corp*	1,263,047	86,518,719
Banks – 0.6%
SVB Financial Group*	541,901	116,795,923
Biotechnology – 1.4%
Ascendis Pharma A/S (ADR)*	348,783	51,585,006
Neurocrine Biosciences Inc*	881,102	107,494,444
Sarepta Therapeutics Inc*	771,550	123,710,327
		282,789,777
Capital Markets – 3.6%
Cboe Global Markets Inc	1,599,178	149,171,324
LPL Financial Holdings Inc£	4,357,313	341,613,339
MSCI Inc	340,713	113,736,814
TD Ameritrade Holding Corp	3,136,794	114,116,566
		718,638,043
Commercial Services & Supplies – 2.6%
Cimpress PLC*,£	2,154,740	164,492,852
Edenred	3,438,610	150,209,516
Ritchie Bros Auctioneers Inc	4,870,747	198,970,015
		513,672,383
Containers & Packaging – 1.1%
Sealed Air Corp	6,542,565	214,923,260
Diversified Consumer Services – 1.5%
frontdoor Inc*	2,553,727	113,206,718
ServiceMaster Global Holdings Inc*	5,485,620	195,781,778
		308,988,496
Electric Utilities – 0.6%
Alliant Energy Corp	2,718,576	130,056,676
Electrical Equipment – 1.4%
Sensata Technologies Holding PLC*	7,500,411	279,240,302
Electronic Equipment, Instruments & Components – 5.2%
Dolby Laboratories Inc£	3,593,696	236,716,755
Flex Ltd*	19,364,236	198,483,419
National Instruments Corp	5,909,661	228,762,977
TE Connectivity Ltd	4,617,128	376,526,788
		1,040,489,939
Entertainment – 0.5%
Liberty Media Corp-Liberty Formula One*	2,965,054	94,021,862
Equity Real Estate Investment Trusts (REITs) – 3.3%
Crown Castle International Corp	2,208,307	369,560,176
Lamar Advertising Co	4,251,997	283,863,320
		653,423,496
Health Care Equipment & Supplies – 8.4%
Boston Scientific Corp*	10,361,024	363,775,553
Cooper Cos Inc	1,303,156	369,627,168
Dentsply Sirona Inc	3,571,812	157,374,037
ICU Medical Inc*	738,542	136,120,676
STERIS PLC	2,259,018	346,623,722
Teleflex Inc	526,725	191,717,365
Varian Medical Systems Inc*	1,012,999	124,112,637
		1,689,351,158
Hotels, Restaurants & Leisure – 1.7%
Aramark	5,025,079	113,416,033
Dunkin' Brands Group Inc	3,536,509	230,686,482
		344,102,515
Industrial Conglomerates – 0.6%
Carlisle Cos Inc	945,421	113,138,531
Information Technology Services – 11.8%
Amdocs Ltd	5,484,437	333,892,525
Broadridge Financial Solutions Inc	3,434,236	433,366,241
Euronet Worldwide Inc*	740,032	70,909,866
Fidelity National Information Services Inc	2,652,558	355,681,502

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – (continued)
Global Payments Inc	2,659,057	$451,029,248
GoDaddy Inc*	5,538,033	406,103,960
WEX Inc*	1,933,556	319,056,076
		2,370,039,418
Insurance – 6.7%
Aon PLC	2,391,118	460,529,327
Intact Financial Corp	3,674,011	349,726,655
Willis Towers Watson PLC	1,228,365	241,926,487
WR Berkley Corp	5,220,135	299,061,534
		1,351,244,003
Internet & Direct Marketing Retail – 1.4%
Wayfair Inc*,#	1,442,163	284,985,830
Life Sciences Tools & Services – 5.4%
IQVIA Holdings Inc*	1,969,684	279,458,766
PerkinElmer Inc	4,426,073	434,153,501
PRA Health Sciences Inc*	1,603,829	156,036,523
Waters Corp*	1,155,051	208,371,200
		1,078,019,990
Machinery – 3.1%
Ingersoll Rand Inc*	5,079,503	142,835,624
Middleby Corp*	1,334,318	105,331,063
Rexnord Corp£	5,719,176	166,713,980
Wabtec Corp	3,492,998	201,091,895
		615,972,562
Oil, Gas & Consumable Fuels – 1.5%
Magellan Midstream Partners LP	7,147,831	308,571,864
Pharmaceuticals – 3.6%
Bristol-Myers Squibb Co	2,323,016	136,593,341
Catalent Inc*	4,129,690	302,706,277
Elanco Animal Health Inc*	6,150,175	131,921,254
Royalty Pharma PLC - Class A*	2,877,723	139,713,452
		710,934,324
Professional Services – 4.2%
CoStar Group Inc*	393,023	279,309,655
IHS Markit Ltd	2,410,202	181,970,251
Verisk Analytics Inc	2,188,866	372,544,993
		833,824,899
Semiconductor & Semiconductor Equipment – 8.8%
KLA Corp	1,973,353	383,777,691
Lam Research Corp	1,041,793	336,978,364
Microchip Technology Inc	5,141,541	541,455,683
ON Semiconductor Corp*	14,684,964	291,055,986
Xilinx Inc	2,130,153	209,585,754
		1,762,853,478
Software – 10.6%
Atlassian Corp PLC*	1,755,500	316,463,985
Ceridian HCM Holding Inc*	1,947,195	154,354,148
Constellation Software Inc/Canada	498,709	563,184,057
Dynatrace Inc*	2,093,534	84,997,480
Nice Ltd (ADR)*	2,682,203	507,580,096
SS&C Technologies Holdings Inc	8,676,112	490,026,806
		2,116,606,572
Specialty Retail – 1.5%
CarMax Inc*	3,281,943	293,897,996
Textiles, Apparel & Luxury Goods – 0.5%
Gildan Activewear Inc	6,528,988	101,134,024
Trading Companies & Distributors – 0.7%
Ferguson PLC	1,715,179	140,287,031
Total Common Stocks (cost $12,866,352,374)		19,292,043,906
Limited Partnership Interests – 0.4%
Biotechnology – 0.4%
RPI International Holdings LP§ (cost $40,150,430)	1,949,050	85,163,740
Investment Companies – 3.1%
Money Markets – 3.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $624,857,575)	624,857,202	624,919,687
Investments Purchased with Cash Collateral from Securities Lending – 0.9%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº,£	148,494,979	148,494,979

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0.2%
Royal Bank of Canada, 0.0900%, 7/1/20	$37,123,745	$37,123,745
Total Investments Purchased with Cash Collateral from Securities Lending (cost $185,618,724)		185,618,724
Total Investments (total cost $13,716,979,103) – 100.8%		20,187,746,057
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(161,244,184)
Net Assets – 100%		$20,026,501,873

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$17,814,160,342	88.2%
Canada	1,213,014,751	6.0
Israel	507,580,096	2.5
Australia	316,463,985	1.6
France	150,209,516	0.7
Ireland	134,732,361	0.7
Denmark	51,585,006	0.3

Total	$20,187,746,057	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/20
Common Stocks - 3.7%
Capital Markets - 1.7%
LPL Financial Holdings Inc	$3,267,985	$-	$(15,250,596)	$341,613,339
Commercial Services & Supplies - 0.8%
Cimpress PLC*	-	-	(119,588,070)	164,492,852
Electronic Equipment, Instruments & Components - 1.2%
Dolby Laboratories Inc	2,371,839	-	4,420,246	236,716,755
Machinery - N/A
Rexnord Corpš	1,162,738	(107,450)	17,565,540	N/A
Total Common Stocks	$6,802,562	$(107,450)	$(112,852,880)	$742,822,946
Preferred Stocks - N/A
Machinery - N/A
Rexnord Corp, 5.7500%, 11/15/19	431,250	-	(2,818,682)	-
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	13,225,356	125,756	62,112	624,919,687
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	275,428∆	-	-	148,494,979
Total Affiliated Investments - 7.5%	$20,734,596	$18,306	$(115,609,450)	$1,516,237,612

(1) For securities that were affiliated for a portion of the period ended June 30, 2020, this column reflects amounts for the entire period ended June 30, 2020 and not just the period in which the security was affiliated.

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Common Stocks - 3.7%
Capital Markets - 1.7%
LPL Financial Holdings Inc	356,863,935	-	-	341,613,339
Commercial Services & Supplies - 0.8%
Cimpress PLC*	284,080,922	-	-	164,492,852
Electronic Equipment, Instruments & Components - 1.2%
Dolby Laboratories Inc	232,296,509	-	-	236,716,755
Machinery - N/A
Rexnord Corpš	164,357,342	30,000,000Ð	(45,101,452)	166,713,980
Preferred Stocks - N/A
Machinery - N/A
Rexnord Corp, 5.7500%, 11/15/19	32,818,682	-	(30,000,000) Ð	-
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	1,490,802,402	1,521,891,682	(2,387,962,265)	624,919,687
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	-	839,232,561	(690,737,582)	148,494,979

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	7/16/20	(35,428,000)	$25,246,833	$(854,265)
Euro	7/16/20	(29,925,000)	32,278,796	(1,350,468)

				(2,204,733)
Citibank, National Association:
Canadian Dollar	9/24/20	(89,902,000)	65,920,474	(323,439)
Euro	9/24/20	(60,292,000)	67,810,375	(43,079)

				(366,518)
Credit Suisse International:
Canadian Dollar	9/10/20	(166,782,000)	123,582,501	693,261
HSBC Securities (USA), Inc.:
Canadian Dollar	9/24/20	(162,083,000)	118,688,910	(741,272)
Euro	9/24/20	(54,707,000)	61,473,545	(94,472)

				(835,744)
JPMorgan Chase Bank, National Association:
Euro	7/16/20	(100,975,000)	109,149,590	(4,324,592)
Total				$(7,038,326)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2020

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 646,109,142

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

#	Loaned security; a portion of the security is on loan at June 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2020.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted Securities (as of June 30, 2020)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
RPI International Holdings LP	2/4/20	$40,150,430	$85,163,740	0.4%

The Fund has registration rights for certain restricted securities held as of June 30, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$363,462,867	$150,209,516	$-
Trading Companies & Distributors	-	140,287,031	-
All Other	18,638,084,492	-	-
Limited Partnership Interests	-	85,163,740	-
Investment Companies	-	624,919,687	-
Investments Purchased with Cash Collateral from Securities Lending	-	185,618,724	-
Total Investments in Securities	$19,001,547,359	$1,186,198,698	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	693,261	-
Total Assets	$19,001,547,359	$1,186,891,959	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$7,731,587	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.